REVERSE RECAPITALIZATION - Narrative (Details)			3 Months Ended		12 Months Ended
	Oct. 02, 2024 USD ($)	Jul. 12, 2024 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Business Acquisition [Line Items]
Shares authorized		110,000,000
Common stock, stock authorized (in shares)		100,000,000	250,000,000		250,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred shares, shares authorized (in shares)		10,000,000
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.0001
Preferred stock, convertible, conversion ratio		1
Shares converted upon business combination		2,427,791
Conversion of convertible debt and accrued interest | $		$ 2,250,000	$ 1,202,382	$ 7,740,915		$ 3,779,223
Purchase price (in dollars per share) | $ / shares		$ 7
Conversion of convertible debt and accrued interest (in shares)		321,428
Exchange ratio		3.3214%
Public warrants expiration term		30 days
Warrants expiration term		5 years
Shares redeemed		114,551				114,551
Rights issued to shareholders						28,750
Shares purchased by investor						101,515
Negative equity recapitalization | $		$ 2,704,909
Additional paid in capital | $	$ 600,000				$ 3,960,397
Monterey Capital Acquisition Corporation
Business Acquisition [Line Items]
Redemption of class a common stock | $		$ 41,652,720
Rights issued to shareholders		28,750
Rights conversion ratio		0.1
Shares purchased by investor		101,515
Additional paid in capital | $		$ 3,968,063